Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

Note 11 – Leases

Effective January 1, 2019, the Company adopted ASC 842, the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on retained earnings as of December 31, 2021. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Supplemental balance sheet information related to operating leases was as follows:

December 31, 2021
Right-of-use assets, net	$313,172

Operating lease liabilities - current	$115,330
Operating lease liabilities - non-current	223,291
Total operating lease liabilities	$338,621

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2021:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.10
Weighted average discount rate	4.50%

The following is a schedule of maturities of lease liabilities as of December 31, 2021:

Twelve months ending December 31,
2022	$104,589
2023	144,916
2024	98,246
2025	14,121
Total future minimum lease payments	361,872
Less: imputed interest	23,251
Total	$338,621